Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 1,916,747	$ 274,091	¥ 6,285,907	¥ 6,014,868